Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Consolidated Balance of Inventories
As of December 31, 2025 and 2024, the consolidated balances of inventories were summarized as follows:

	2025	2024
Finished goods	$425	392
Materials and spare parts	376	383
Raw materials	398	377
Work-in-process	279	266
Inventory in transit	49	67
	$1,527	1,485